Acquisitions and Divestitures (Tables)	9 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Fair Value Amounts Allocated to Assets Acquired and Liabilities
The Company finalized the purchase price allocation during the nine months ended December 31, 2023. As a result, the following table provides fair value amounts allocated to assets acquired and liabilities assumed from DHC.

Millions of yen
Fair value amounts of assets, liabilities
Cash and Cash Equivalents	¥101,254
Property under Facility Operations	18,498
Trade Notes, Accounts and Other Receivable	11,117
Inventories	19,097
Office Facilities	17,763
Other Assets and other	203,230

Total Assets	370,959

Short-Term Debt	5,000
Trade Notes, Accounts and Other Payable	13,748
Current and Deferred Income Taxes	33,567
Other Liabilities	18,291

Total Liabilities	70,606

Noncontrolling interests	353

Net	¥300,000

Other Intangible Assets Recognized in this Acquisition
Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Trade names	¥77,721	—

Subtotal	77,721

Intangibles subject to amortization:
License	15,976	15
Customer relationships	11,213	16

Subtotal	27,189

Total	¥104,910

Operations of the Company and its Subsidiaries
The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2021, the beginning of the fiscal year ended March 31, 2022:

Millions of yen
Nine months ended December 31, 2022
Total revenues	¥2,062,746
Net Income	226,939